Note 8 - Share Capital and Share-based Payments - Impact of Revisions (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Equity	$ 103,126,348	$ 113,056,008	$ 32,050,588
Issued capital [member]
Statement Line Items [Line Items]
Equity	119,932,940	126,736,698	58,895,718
Share premium [member]
Statement Line Items [Line Items]
Equity	4,989,890	6,461,456	5,049,837
Retained earnings [member]
Statement Line Items [Line Items]
Equity	$ (21,341,801)	(20,588,364)	$ (32,341,295)
Previously stated [member] | Issued capital [member]
Statement Line Items [Line Items]
Equity		124,036,377
Previously stated [member] | Share premium [member]
Statement Line Items [Line Items]
Equity		10,620,976
Previously stated [member] | Retained earnings [member]
Statement Line Items [Line Items]
Equity		22,047,563
As revised [member] | Issued capital [member]
Statement Line Items [Line Items]
Equity		126,736,698
As revised [member] | Share premium [member]
Statement Line Items [Line Items]
Equity		6,461,456
As revised [member] | Retained earnings [member]
Statement Line Items [Line Items]
Equity		$ 20,588,364